Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions
Schedule of related party transactions

(i) Provision of service

For the six months ended June 30, 2024 and 2025, service income was primarily generated from property management, administrative support, research and development services, licensing and BaaS battery buy-out services the Group provided to its related parties.

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Mclaren Group Holdings Ltd. and its subsidiaries	48,731	307,678
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	50,319	76,797
Nanjing Weibang Transmission Technology Co., Ltd.	565	719
Blue Horizon Limited and its subsidiaries	—	120
Total	99,615	385,314

(ii) Purchase of service

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)

Kunshan Siwopu Intelligent Equipment Co., Ltd.	979	16,449
Tianjin Tengyi Information Technology Co., Ltd.	6,423	4,430
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	10,821	4,428
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	58,588	1,553
Xunjie Energy (Wuhan) Co., Ltd.	—	405
Beijing WeLion New Energy Technology Co., Ltd.	29,169	—
Total	105,980	27,265

(iii) Purchase of raw material or property, plant and equipment

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)

Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	—	6,829
Xunjie Energy (Wuhan) Co., Ltd.	15,521	5,530
Nanjing Weibang Transmission Technology Co., Ltd.	55,305	4,363
VTA Technology Inc. and its subsidiaries	—	3,779
Kunshan Siwopu Intelligent Equipment Co., Ltd.	54,819	—
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	25,414	—
Total	151,059	20,501

(iv) Sales of goods

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)

Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	3,439,221	4,957,021
Blue Horizon Limited and its subsidiaries	—	111,744
Shanghai Weishang Business Consulting Co., Ltd.	241	222
Total	3,439,462	5,068,987

(v) Sale of raw material or property, plant and equipment

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)

Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	3,282
VTA Technology Inc. and its subsidiaries	—	1,608
Blue Horizon Limited and its subsidiaries	—	1,268
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	1,113	—
Total	1,113	6,158

Schedule of due from related parties

(i) Amounts due from related parties

	December 31,	June 30,
	2024	2025
		(Unaudited)
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	7,622,041	11,277,177
Blue Horizon Limited and its subsidiaries	72,636	127,414
Mclaren Group Holdings Ltd. and its subsidiaries	11,749	15,997
Kunshan Siwopu Intelligent Equipment Co., Ltd.	3,633	5,410
Hefei Chuang Wei Information Consultation Co., Ltd.	2,249	2,249
Nanjing Weibang Transmission Technology Co., Ltd.	238	849
Expected credit losses	(10,142)	(14,709)
Total	7,702,404	11,414,387

Schedule of due to related parties

(ii) Amounts due to related parties, current

	December 31,	June 30,
	2024	2025
		(Unaudited)

Mclaren Group Holdings Ltd. and its subsidiaries	272,563	516,870
Beijing WeLion New Energy Technology Co., Ltd.	66,477	66,527
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	9,634	24,800
Tianjin Tengyi Information Technology Co., Ltd.	8,575	13,385
Kunshan Siwopu Intelligent Equipment Co., Ltd.	29,658	11,649
Xunjie Energy (Wuhan) Co., Ltd.	17,409	4,047
Nanjing Weibang Transmission Technology Co., Ltd.	2,630	2,106
VTA Technology Inc. and its subsidiaries	1,932	2,038
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	281	73
Shanghai Weishang Business Consulting Co.,Ltd.	133	—
Blue Horizon Limited and its subsidiaries	71	—
Total	409,363	641,495

(iii) Amount due to related parties, non-current

	December 31,	June 30,
	2024	2025
		(Unaudited)

Mclaren Group Holdings Ltd. and its subsidiaries	251,032	215,488
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	78,460	142,482
Total	329,492	357,970